Annual Total Returns - Fidelity® Emerging Asia Fund [BarChart] - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Emerging Asia Fund - Fidelity Emerging Asia Fund-Default	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(16.17%)
Annual Return 2012	20.90%
Annual Return 2013	3.80%
Annual Return 2014	7.52%
Annual Return 2015	(7.69%)
Annual Return 2016	4.73%
Annual Return 2017	46.36%
Annual Return 2018	(15.05%)
Annual Return 2019	30.89%
Annual Return 2020	72.99%